Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets individually evaluated classified by rating[Abstract]
Derivatives	R$ 76,504	R$ 41,854